Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than already disclosed, that would have required adjustment or disclosure in the financial statements.

On October 2, 2023, the Company entered into the Second Amended and Restated Promissory Note (the “Second Amended Note”) with the Sponsor pursuant to which the Company may borrow up to an aggregate principal amount of $6 million. The Second Amended Note, amended, replaced and superseded in its entirety the Amended Note and any unpaid principal balance of the indebtedness evidenced by the Amended Note has been merged into and evidenced by the Second Amended Note. The Second Amended Note is non-interest bearing and due on the date on which the Company consummates its initial business combination. If the Company completes a business combination, it would repay any loaned amounts, without interest, upon consummation of the business combination. In the event that a business combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay any loaned amounts but no proceeds from its Trust Account would be used for such repayment.

On October 16, 2023, $0.1 million was drawn under the Second Amended Note, followed by a further draw down of $0.3 million on October 24, 2023, bringing the total amount outstanding to $3.75 million as of filing date. A portion of these funds in an amount of $60,000 was used to fund the Extension Loan.

On October 24, 2023, the Company filed an amendment to Form S-4 “(Amendment 1”) with the SEC relating to the proposed business combination with Borealis. On November 13, 2023, the Company filed another amendment to Form S-4 “(Amendment 2”) with the SEC relating to the proposed business combination with Borealis.

On November 8, 2023, the Company’s shareholders filed a preliminary proxy statement announcing an extraordinary general meeting to consider and vote upon the following proposals:

(a)     as a special resolution, to amend the Company’s Second Amended and Restated Memorandum and the Charter pursuant to an amendment to the Charter in the form set forth in Annex A of the filed proxy statement to extend the date by which the Company must (1) consummate a Business Combination, (2) cease its operations except for the purpose of winding up if it fails to complete such Business Combination, and (3) redeem all of the Class A ordinary shares, included as part of the units sold in the Company’s Initial Public Offering if it fails to complete such Business Combination, for up to an additional six months, from the December 8, 2023 to up to June 8, 2024, or such earlier date as determined by the Company’s board of directors; and

(b)    as an ordinary resolution, to approve the adjournment of the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal (the “Adjournment Proposal”), which will only be presented at the Extraordinary General Meeting if, based on the tabulated votes, there are not sufficient votes at the time of the Extraordinary General Meeting to approve the Extension Proposal, in which case the Adjournment Proposal will be the only proposal presented at the Extraordinary General Meeting.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than already disclosed, that would have required adjustment or disclosure in the financial statements.

On January 13, 2023, $0.10 million was refunded to the Sponsor in connection with an over-funding (refer to Note 6), bringing the outstanding related party payable to $0.06 million.

On February 23, 2023, the Company entered into a business combination agreement by and among the Company, 1000397116 Ontario Inc., a corporation incorporated under the laws of the province of Ontario, Canada (“Newco”) and a wholly-owned subsidiary of the Company, and Borealis (as may be amended and/or restated from time to time, the “Business Combination Agreement”). Pursuant to the Business Combination Agreement, among other things: (a) the Company will domesticate and continue as a corporation existing under the laws of the province of Ontario, Canada (the “Continuance”) and, the Company as the continuing entity, “New Oxus”); (b) on the closing date, Newco and Borealis will amalgamate in accordance with the terms of the plan of arrangement (as may be amended, the “Plan of Arrangement”) (the “Borealis Amalgamation” and Newco and Borealis as amalgamated, “Amalco”), with Amalco surviving the Borealis Amalgamation as a wholly-owned subsidiary of New Oxus; and (c) on the closing date, immediately following the Borealis Amalgamation, Amalco and New Oxus will amalgamate (the “New Oxus Amalgamation,” and together with the Continuance, the Borealis Amalgamation and other transactions contemplated by the Business Combination, the Plan of Arrangement and the ancillary agreements, the “Proposed Transaction”), with New Oxus surviving the New Oxus Amalgamation. The Business Combination Agreement was unanimously approved by Oxus’ and Borealis’ respective board of directors. Under the Business Combination Agreement, the shareholders of Borealis (“Borealis Shareholders”) will receive from New Oxus, in the aggregate, a number of shares of New Oxus equal to (a) the Borealis Value (as defined below) divided by (b) $10.00. The Borealis Value will be equal to $150 million less net indebtedness (aggregate consolidated amount of indebtedness of Borealis minus cash) (the “Borealis Value”).

On February 28, 2023, the Note was amended to increase its principal amount to $3.5 million (the “Amended Note”). The Amended Note remains payable at Maturity Date and is non-interest bearing.

On March 2, 2023, the Company’s shareholders approved at the extraordinary general meeting (1) a special resolution (the “Extension Proposal”) to amend the Charter to extend the date that the Company has to consummate a Business Combination from March 8, 2023 to the Extended Date and (2) a special resolution (the “Founder Share Amendment Proposal”) to amend the Charter to provide for the right of a holder of the Class B ordinary shares to convert into the Class A ordinary shares on a one-for-one basis prior to the closing of a Business Combination at the election of such holder. In connection with the votes to approve the Extension Proposal and the Founder Share Amendment Proposal, the holders of 15,300,532 Class A ordinary shares of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.41 per share, for an aggregate redemption amount of approximately $159.34 million, leaving approximately $20.3 million in the Trust Account.

The Sponsor has agreed to loan the Company (i) the lesser of (a) an aggregate of $180,000 or (b) $0.12 per public share that remain outstanding and is not redeemed in connection with the Extension plus (ii) the lesser of (a) an aggregate of $60,000 or (b) $0.04 per public share that remain outstanding and is not redeemed in connection with the Extension for each of the six subsequent calendar months commencing on June 8, 2023 (the “Extension Loan”), which amount will be deposited into the Trust Account. On March 3, 2023, the Sponsor funded $200,000 through the Amended Note, out of which $180,000 was deposited into the Trust Account as the initial deposit of the Extension Loan.

On March 15, 2023, the Sponsor funded an additional $100,000 through the Amended Note.